EV CLASSIC NATIONAL LIMITED MATURITY MUNICIPALS FUND
                            SUPPLEMENT TO PROSPECTUS
                              DATED AUGUST 1, 1996

     UNDER THE SECTION ENTITLED "MANAGEMENT OF THE FUND AND THE PORTFOLIO," THE FOLLOWING PARAGRAPH REPLACES THE EXISTING PARAGRAPH IDENTIFYING THE PORTFOLIO
MANAGER:

     William H. Ahern,  Jr. is now the portfolio  manager of the Portfolio.
     He has been a Vice President of Eaton Vance and BMR since January, 1996 and has been an employee of Eaton Vance since 1989.

May 28, 1997                                                         C-LNAPS


             EV MARATHON NATIONAL LIMITED MATURITY MUNICIPALS FUND
            EV TRADITIONAL NATIONAL LIMITED MATURITY MUNICIPALS FUND
                        SUPPLEMENT TO PROSPECTUSES DATED
                                 AUGUST 1, 1996

     UNDER THE SECTION ENTITLED "MANAGEMENT OF THE FUND AND THE PORTFOLIO," THE FOLLOWING PARAGRAPH REPLACES THE EXISTING PARAGRAPH IDENTIFYING THE PORTFOLIO
MANAGER:

     William H. Ahern,  Jr. is now the portfolio  manager of the Portfolio.
     He has been a Vice President of Eaton Vance and BMR since January, 1996 and has been an employee of Eaton Vance since 1989.

May 28, 1997                                                           LNAPS


               EV CLASSIC FLORIDA LIMITED MATURITY MUNICIPALS FUND
            EV CLASSIC MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND
              EV CLASSIC NEW YORK LIMITED MATURITY MUNICIPALS FUND
            EV CLASSIC PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND
                  SUPPLEMENT TO PROSPECTUS DATED AUGUST 1, 1996

     UNDER THE SECTION ENTITLED "MANAGEMENT OF THE FUNDS AND THE PORTFOLIOS," THE FOLLOWING PARAGRAPHS ARE ADDED:

     William H. Ahern, Jr. is now the portfolio manager of the Florida and Massachusetts Portfolios. He has been a Vice President of Eaton Vance and BMR since January, 1996 and has been an employee of Eaton Vance since 1989.

     Nicole Anderes is now the portfolio manager of the New York Portfolio.
     She joined BMR and Eaton Vance as a Vice President in January, 1994. Prior thereto, she was a Vice President and portfolio manager at Lazard Freres Asset Management (1992-1994) and a Vice President and Manager at Municipal Research at Roosevelt & Cross (1987-1992).

     Timothy T. Browse is now the portfolio manager of the Pennsylvania Portfolio. He has been a Vice President of Eaton Vance and BMR since 1993 and an employee of Eaton Vance since 1992. Prior thereto, he was a
     municipal   bond  trader  at  Fidelity   Management   &  Research   Company
     (1987-1992).

May 28, 1997                                                       C-LC8/1PS


             EV MARATHON CALIFORNIA LIMITED MATURITY MUNICIPALS FUND
              EV MARATHON FLORIDA LIMITED MATURITY MUNICIPALS FUND
           EV MARATHON MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND
              EV MARATHON NEW YORK LIMITED MATURITY MUNICIPALS FUND
            EV MARATHON PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND
                  SUPPLEMENT TO PROSPECTUS DATED AUGUST 1, 1996

     UNDER THE SECTION ENTITLED "MANAGEMENT OF THE FUNDS AND THE PORTFOLIOS," THE FOLLOWING PARAGRAPHS ARE ADDED:

     Cynthia J. Clemson is now the portfolio manager of the California Portfolio. Ms. Clemson has been a Vice President of Eaton Vance and BMR since 1993 and an employee of Eaton Vance since 1985.

     William H. Ahern, Jr. is now the portfolio manager of the Connecticut, Florida, Massachusetts, Michigan and Ohio Portfolios. He has been a Vice President of Eaton Vance and BMR since January, 1996 and has been an employee of Eaton Vance since 1989.

     Nicole Anderes is now the portfolio manager of the New York Portfolio.
     She joined BMR and Eaton Vance as a Vice President in January, 1994. Prior thereto, she was a Vice President and portfolio manager at Lazard Freres Asset Management (1992-1994) and a Vice President and Manager at Municipal Research at Roosevelt & Cross (1987-1992).

     Timothy T. Browse is now the portfolio manager of the Pennsylvania Portfolio. He has been a Vice President of Eaton Vance and BMR since 1993 and an employee of Eaton Vance since 1992. Prior thereto, he was a
     municipal   bond  trader  at  Fidelity   Management   &  Research   Company
     (1987-1992).

May 28, 1997                                                        M-LC8/1PS


           EV TRADITIONAL CALIFORNIA LIMITED MATURITY MUNICIPALS FUND
             EV TRADITIONAL FLORIDA LIMITED MATURITY MUNICIPALS FUND
            EV TRADITIONAL NEW YORK LIMITED MATURITY MUNICIPALS FUND
                  SUPPLEMENT TO PROSPECTUS DATED AUGUST 1, 1996

     UNDER THE SECTION ENTITLED "MANAGEMENT OF THE FUNDS AND THE PORTFOLIOS," THE FOLLOWING PARAGRAPHS ARE ADDED:

     Cynthia J. Clemson is now the portfolio manager of the California Portfolio. Ms. Clemson has been a Vice President of Eaton Vance and BMR since 1993 and an employee of Eaton Vance since 1985.

     William H. Ahern, Jr. is now the portfolio manager of the Connecticut, Florida, Michigan, New Jersey and Ohio Portfolios. He has been a Vice President of Eaton Vance and BMR since January, 1996 and has been an employee of Eaton Vance since 1989.

     Nicole Anderes is now the portfolio manager of the New York Portfolio.
     She joined BMR and Eaton Vance as a Vice President in January, 1994. Prior thereto, she was a Vice President and portfolio manager at Lazard Freres Asset Management (1992-1994) and a Vice President and Manager at Municipal Research at Roosevelt & Cross (1987-1992).

May 28, 1997                                                       T-LC8/1PS